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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-09585


                            Pioneer Core Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                     PIONEER
                                     -------
                                      CORE
                                     EQUITY
                                      FUND

                                   Semiannual
                                     Report

                                     6/30/03

                                 [PIONEER LOGO]
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter from the President                     1

Portfolio Summary                             2

Performance Update                            3

Portfolio Management Discussion               6

Schedule of Investments                       9

Financial Statements                         15

Notes to Financial Statements                21

Trustees, Officers and Service Providers     27

Retirement Plans from Pioneer                28

The Pioneer Family of Funds                  30

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 6/30/03
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------

With the fading of concerns over the Iraq       -------------------------------
war, investors whose attention had been         Pioneer's new
focused overseas were buoyed by hints of        president
increased economic activity at home. The
nation's stock markets began a broad-based      Osbert Hood was recently
rally in early March, and prices continued to   named Chief Executive
climb. From April through June, the major       Officer and President of Pio-
stock market averages recorded one of the       neer Investments USA. Mr.
biggest quarterly jumps in years. Increasing    Hood, formerly Pioneer's
investor confidence also led to strong          Chief Operating Officer and a
returns on corporate bonds. However,            key member of the senior
returns on government bonds, which rose         management committee,
sharply earlier, have slowed.                   joined Pioneer in 2000 from
                                                John Hancock Financial Ser-
Encouraging factors aren't hard for investors   vices, where he had held
to find. The lowest interest rates many of us   senior financial positions. "I
have ever seen and the administration's tax     am excited and honored to
cuts mean higher incomes for many consumers.    have the opportunity to lead
The tax reductions on dividends and capital     Pioneer as it continues to
gains are of special interest to investors.     grow," Mr. Hood said. "As
Corporations can also borrow at the lowest      CEO I look forward to fur-
rates in years. Many companies are realizing    thering Pioneer's strategic
substantial savings by replacing old,           goals, including developing
high-cost debt with new issues that carry       new products that can meet
lower interest. The Federal Reserve Board cut   the wider needs of investors
rates once again in June in an effort to        and the advisers who serve
inject further stimulus into the economy. And   them."
the weak U.S. dollar helps exporters and        -------------------------------
multinational companies operating in
countries with stronger currencies.

One possible lesson to be learned from the market's decline and recovery is the importance of staying invested. Those who stayed with their commitments participated in the recent rally, while those who remained on the sidelines had to play catch-up. If the protracted slump caused your investment discipline to slip, this may be an ideal time to contact your financial advisor for guidance on resuming your investment program.

Our style focuses on companies, not on forecasts

There are always risks, of course, and the direction of the economy is something of a puzzle at the moment. If it continues to struggle for very long, investors may once again seek shelter in short-term commitments. However, Pioneer's portfolio managers and analysts do not base investment decisions on economic assumptions. Instead, as it has since our founding in 1928, our value-focused investment style requires complete understanding of a company and its potential. That means intensive analysis of financial reports, visits to companies and detailed discussions with corporate managers. When we discover potential that appears to exceed the market's valuation, that company becomes a candidate for investment. Our research efforts are aided in no small measure by the global resources of our parent organization, UniCredito Italiano S.p.A.

Like everyone at Pioneer, I appreciate your continued confidence in our products and services.

Respectfully,

/s/ Osbert M. Hood
------------------
Osbert M. Hood
Pioneer Investment Management, Inc.

The preceding information is the opinion of fund management. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[Representation of Pie Chart]

U.S. Common Stocks                              93.7%
Depositary Receipts for International Stocks     3.5%
Temporary Cash Investments                       1.5%
International Common STocks                      1.3%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[Representation of Pie Chart]

Information Technology                23.1%
Consumer Staples                      17.9%
Financials                            16.4%
Consumer Discretionary                13.5%
Health Care                            9.3%
Energy                                 7.3%
Industrials                            6.1%
Telecommunication Services             4.4%
Materials                              2.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

-------------------------------------------------------------------------------
1.    Safeco Corp.              4.21%      6.    Merck & Co., Inc.        2.86%
-------------------------------------------------------------------------------
2.    Tribune Co.               4.08       7.    Wells Fargo & Co.        2.83
-------------------------------------------------------------------------------
3.    Wal-Mart Stores, Inc.     3.93       8.    IBM Corp.                2.75
-------------------------------------------------------------------------------
4.    PepsiCo, Inc.             3.50       9.    The Coca-Cola Co.        2.65
-------------------------------------------------------------------------------
5.    Microsoft Corp.           3.04      10.    Proctor & Gamble Co.     2.62
-------------------------------------------------------------------------------

This list excludes money market instruments. Portfolio holdings will vary for other periods.

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/03                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/03     12/31/02
                          $7.29       $6.66


Distributions per Share   Income      Short-Term      Long-Term
(1/1/03 - 6/30/03)        Dividends   Capital Gains   Capital Gains
                          $    -      $    -          $     -

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Core Equity Fund at public offering price, compared to that of the Standard & Poor's 500 Index.

-----------------------------------------------
Average Annual Total Returns
(As of June 30, 2003)
                   Net Asset    Public Offering
Period               Value          Price*
 Life-of-Class
 (11/18/99)          -8.36%         -9.85%
 1 Year              -2.80          -8.42
-----------------------------------------------

* Reflects the deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

[Representation of Mountain Chart]

            Pioneer        Standard &
          Core Equity      Poor's 500
             Fund*           Index
11/99        9425           10000
             9943           10334
12/00        9416            9393
             8115            8278
12/02        6277            6449
06/03        6871            7202

The Fund's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower. Expense limitation for the Fund's Class A shares applies proportionately to Class B and Class C Shares.

The Fund's ability to pursue tax-managed strategies may be reduced under certain circumstances including adverse market conditions, changes in tax laws and shareowner redemptions.

The Standard & Poor's 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/03                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/03     12/31/02
                          $7.08       $6.50


Distributions per Share   Income      Short-Term      Long-Term
(1/1/03 - 6/30/03)        Dividends   Capital Gains   Capital Gains
                          $   -       $    -          $     -

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Core Equity Fund, compared to that of the Standard & Poor's 500 Index.

-----------------------------------------
Average Annual Total Returns
(As of June 30, 2003)
                       If          If
Period                Held      Redeemed*
 Life-of-Class
 (11/18/99)          -9.10%      -9.86%
 1 Year              -3.54       -7.40
-----------------------------------------

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

[Representation of Mountain Chart]

            Pioneer        Standard &
          Core Equity      Poor's 500
             Fund*           Index
11/99        10000           10000
             10520           10334
12/00         9890            9393
              8450            8278
12/02         6500            6449
06/03         6868            7202

The Fund's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower. Expense limitation for the Fund's Class A shares applies proportionately to Class B and Class C Shares.

The Fund's ability to pursue tax-managed strategies may be reduced under certain circumstances including adverse market conditions, changes in tax laws and shareowner redemptions.

The Standard & Poor's 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/03                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/03     12/31/02
                          $7.12       $6.53


Distributions per Share   Income      Short-Term      Long-Term
(1/1/03 - 6/30/03)        Dividends   Capital Gains   Capital Gains
                          $  -        $   -           $    -

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Core Equity Fund at public offering price, compared to that of the Standard & Poor's 500 Index.

-----------------------------------------------
Average Annual Total Returns
(As of June 30, 2003)
                   Net Asset    Public Offering
Period               Value        Price/CDSC*
 Life-of-Class
 (11/19/99)         -8.98%          -9.23%
 1 Year             -3.39           -4.30
-----------------------------------------------

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.

[Representation of Mountain Chart]

            Pioneer        Standard &
          Core Equity      Poor's 500
             Fund*           Index
11/99         9900           10000
             10436           10355
12/00         9812            9413
              8396            8295
12/02         6465            6462
06/03         7050            7222

The Fund's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower. Expense limitation for the Fund's Class A shares applies proportionately to Class B and Class C Shares.

The Fund's ability to pursue tax-managed strategies may be reduced under certain circumstances including adverse market conditions, changes in tax laws and shareowner redemptions.

The Standard & Poor's 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/03
--------------------------------------------------------------------------------

In the following discussion, John Carey, portfolio manager of Pioneer Core Equity Fund, reviews the Fund's performance over the past six months.

Q: Please discuss the performance of Pioneer Core Equity Fund and the stock market in the first half of 2003.

A: Overall it was a relatively good period for stocks and for the Fund. For the six months ended June 30, 2003, the stock market as measured by the Standard & Poor's 500 Index, rose by 11.76% and Class A shares of Pioneer Core Equity Fund showed a total return of 9.46% at net asset value. The positive returns came largely in the second quarter, in which the S&P 500 gained 15.39% and Class A shares of the Fund appreciated by 13.91% at net asset value. After the dismal experiences of the previous three-year bear market, we were overcome by a feeling of relief as prices finally lifted beginning in the middle of March.

     Heartened by the U.S. success in Iraq, continued low interest rates, new federal tax cuts and improved corporate earnings, investors flocked back to stocks in the second quarter. At the same time, there was much speculative activity, as some of the most beaten-down and doubtful situations rose the most. Our emphasis on higher quality companies throughout the portfolio certainly allowed us to participate in the strong market, but we did not see all of our stocks rise quite as fast as the overall market, or, particularly, some of the "deep-value" and "turnaround" stories that really skyrocketed.

Q: Can you explain your relative performance with reference to particular sectors and individual holdings?

A: The strongest performance for both the S&P 500 and Pioneer Core Equity Fund during the first half of the year came from the information-technology sector. Early signs of improved order rates in semiconductors, as well as some excitement over advances in wireless communications and computing, inspired investors to plough back heavily into the tech stocks. Fortunately, we were overweighted in that sector versus the S&P 500 (23.1% average weighting for the Fund in the period, versus 15.2% for the Index), and our stock selections also performed slightly better than the tech stocks in the Index. Our positions in Sun Microsystems,

Pioneer Core Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Synopsys, Adobe Systems and Novellus Systems all contributed positively to results.

     Offsetting that performance were our relatively weak returns on our investments in health care and consumer discretionary. Before it started to recover after changing its management, Schering-Plough was a poor performer. We were whipsawed, in fact, by owning that security but not owning Amgen, a health-care stock in the Index that did very well. It was a similar story for us in consumer discretionary, where our large position in Tribune underperformed, and an important name that we did not own, Home Depot, appreciated sharply.

     A happier experience came from our stock selection in financials. Despite being underweight relative to the S&P 500 Index, and despite our not owning two of the big winners in that sector during the period, Citigroup and J.P. Morgan Chase, we somehow managed not to lose any meaningful ground against the Index in the sector. The reasons had to do with the very strong performance of two of our overweight positions, T. Rowe Price and Zions Bancorp, and our lack of ownership of another of the big names in the Index, American International Group, which did not do well.

Q: What changes did you make to the portfolio over the course of the first six months?

A: With new management on board, McDonald's struck us as promising, especially considering the depressed share price, and we added the stock to the portfolio. Electronic Data Systems also brought in new management, in the person of Michael Jordan, who had very successfully built shareholder value at the old Westinghouse. We likewise decided to place some money on that situation. On price weakness, and in view of the longer-term potential for both companies, we also initiated positions in Cisco Systems and Qualcomm.

     Deciding that the potential was not so great even with new management, we liquidated our position in Schering-Plough. After extended disappointment we also sold our holdings in Mellon Financial. Del Monte Foods was a stock we received in a spin-off from H. J. Heinz, and we elected not to retain the shares, selling them into the market.

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/03                              (continued)
--------------------------------------------------------------------------------

Q: Do you have an outlook on the rest of the year, and would you be willing to share it with us?

A: We are optimistic for the rest of the year. The new federal income-tax cuts, including the reductions in taxes on dividends and capital gains, should prove stimulative. New regulations, including the Sarbanes-Oxley corporate responsibility provisions and the SEC proxy-voting disclosure requirements, are helping to restore investor confidence in financial markets. Recovery in Asia is in progress with the winding down of the SARS epidemic. Finally, capital spending appears to be picking up as businesses feel they are at last regaining their footing and getting some traction after three very difficult years.

     The key to further market advances will of course be corporate earnings. Improvements in earnings, calendar year to date, have been fueled importantly by cost cutting, the weak dollar, the mortgage-refinancing boom and very low interest rates. Going forward, companies must achieve real unit sales growth and also get some price increases for their goods and services in order to power additional growth in earnings. Will we see it? We believe that six months from now, either the improvement will be visible or the current, apparent upturn will prove to have been yet another mirage. We happen to think that this time there is a reasonably good chance we shall see the needed earnings growth. We base our thought on our conversations with company managements and their comments, albeit guarded, about the improving tone of their business. We are going to "place our bets" on that positive potential outcome, which we believe is also likely assuming a normal rotation of the business cycle. We greatly appreciate your continued support.

The preceding information is the opinion of fund management. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                        Value
             COMMON STOCKS - 98.5%
             Energy - 7.2%
             Integrated Oil & Gas - 4.7%
   6,083     ChevronTexaco Corp.                          $   439,193
   3,273     ConocoPhillips                                   179,360
   5,000     Royal Dutch Petroleum Co. *                      233,100
                                                          -----------
                                                          $   851,653
                                                          -----------
             Oil & Gas Drilling - 1.0%
   8,500     Transocean Offshore, Inc. *                  $   186,745
                                                          -----------
             Oil & Gas Exploration & Production - 1.5%
   8,000     Houston Exploration Co. *                    $   277,600
                                                          -----------
             Total Energy                                 $ 1,315,998
                                                          -----------
             Materials - 2.0%
             Aluminum - 0.9%
   6,400     Alcoa, Inc.                                  $   163,200
                                                          -----------
             Commodity Chemicals - 0.6%
   2,500     Air Products & Chemicals, Inc.               $   104,000
                                                          -----------
             Diversified Chemicals - 0.5%
   2,000     PPG Industries, Inc.                         $   101,480
                                                          -----------
             Total Materials                              $   368,680
                                                          -----------
             Capital Goods - 0.6%
             Aerospace & Defense - 0.6%
   2,300     Lockheed Martin Corp.                        $   109,411
                                                          -----------
             Total Capital Goods                          $   109,411
                                                          -----------
             Commercial Services & Supplies - 1.5%
             Office Services & Supplies - 1.5%
   6,000     Canon, Inc. (A.D.R.) *                       $   273,900
                                                          -----------
             Total Commercial Services & Supplies         $   273,900
                                                          -----------
             Transportation - 3.9%
             Airlines - 2.2%
  24,000     Southwest Airlines Co.                       $   412,800
                                                          -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                   Value
             Railroads - 1.7%
   7,000     Burlington Northern, Inc.               $   199,080
   5,600     Norfolk Southern Corp.                      107,520
                                                     -----------
                                                     $   306,600
                                                     -----------
             Total Transportation                    $   719,400
                                                     -----------
             Hotels, Restaurants & Leisure - 1.7%
             Restaurants - 1.7%
   7,000     McDonald's Corp.                        $   154,420
   6,000     Starbucks Corp. *                           147,120
                                                     -----------
                                                     $   301,540
                                                     -----------
             Total Hotels, Restaurants & Leisure     $   301,540
                                                     -----------
             Media - 7.6%
             Publishing - 7.6%
   3,000     Gannett Co.                             $   230,430
   7,000     McGraw-Hill Co., Inc.                       434,000
  15,200     Tribune Co.                                 734,160
                                                     -----------
                                                     $ 1,398,590
                                                     -----------
             Total Media                             $ 1,398,590
                                                     -----------
             Retailing - 4.0%
             General Merchandise Stores - 2.3%
  10,800     Target Corp.                            $   408,672
                                                     -----------
             Home Improvement Retail - 1.7%
   7,400     Lowe's Companies, Inc.                  $   317,830
                                                     -----------
             Total Retailing                         $   726,502
                                                     -----------
             Food & Drug Retailing - 5.4%
             Drug Retail - 1.5%
   4,000     CVS Corp.                               $   112,120
   5,200     Walgreen Co.                                156,520
                                                     -----------
                                                     $   268,640
                                                     -----------
             Hypermarkets & Supercenters - 3.9%
  13,200     Wal-Mart Stores, Inc.                   $   708,444
                                                     -----------
             Total Food & Drug Retailing             $   977,084
                                                     -----------

   The accompanying notes are an integral part of these financial statements.
10

Pioneer Core Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                      Value
             Food, Beverage & Tobacco - 8.5%
             Packaged Foods & Meats - 2.4%
  12,500     Campbell Soup Co.                          $   306,250
   4,200     H.J. Heinz Co., Inc.                           138,516
                                                        -----------
                                                        $   444,766
                                                        -----------
             Soft Drinks - 6.1%
  10,300     The Coca-Cola Co.                          $   478,023
  14,150     PepsiCo, Inc.                                  629,675
                                                        -----------
                                                        $ 1,107,698
                                                        -----------
             Total Food, Beverage & Tobacco             $ 1,552,464
                                                        -----------
             Household & Personal Products - 3.8%
             Household Products - 3.8%
   3,800     Colgate-Palmolive Co.                      $   220,210
   5,300     Procter & Gamble Co.                           472,654
                                                        -----------
                                                        $   692,864
                                                        -----------
             Total Household & Personal Products        $   692,864
                                                        -----------
             Health Care Equipment & Supplies - 2.4%
             Health Care Distributors - 2.4%
   2,100     Abbott Laboratories                        $    91,896
   6,800     Johnson & Johnson Co.                          351,560
                                                        -----------
                                                        $   443,456
                                                        -----------
             Total Health Care Equipment & Supplies     $   443,456
                                                        -----------
             Pharmaceuticals & Biotechnology - 6.7%
             Pharmaceuticals - 6.7%
   4,500     Eli Lilly & Co.                            $   310,365
   8,500     Merck & Co., Inc.                              514,675
  11,900     Pfizer, Inc.                                   406,385
                                                        -----------
                                                        $ 1,231,425
                                                        -----------
             Total Pharmaceuticals & Biotechnology      $ 1,231,425
                                                        -----------
             Banks - 5.6%
             Diversified Banks - 2.8%
  10,100     Wells Fargo & Co.                          $   509,040
                                                        -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
             Regional Banks - 2.8%
   3,200     SunTrust Banks, Inc.                            $   189,888
   6,400     Zions Bancorporation                                323,904
                                                             -----------
                                                             $   513,792
                                                             -----------
             Total Banks                                     $ 1,022,832
                                                             -----------
             Diversified Financials - 3.9%
             Asset Management & Custody Banks - 3.1%
   6,800     State Street Corp.                              $   267,920
   8,100     T. Rowe Price Associates, Inc.                      305,775
                                                             -----------
                                                             $   573,695
                                                             -----------
             Investment Banking & Brokerage - 0.8%
   3,000     Merrill Lynch & Co., Inc.                       $   140,040
                                                             -----------
             Total Diversified Financials                    $   713,735
                                                             -----------
             Insurance - 6.6%
             Property & Casualty Insurance - 6.6%
   7,600     Chubb Corp.                                     $   456,000
  21,500     Safeco Corp.                                        758,520
                                                             -----------
                                                             $ 1,214,520
                                                             -----------
             Total Insurance                                 $ 1,214,520
                                                             -----------
             Software & Services - 7.9%
             Application Software - 6.4%
   9,400     Adobe Systems, Inc.                             $   301,458
  21,400     Microsoft Corp.                                     548,054
   5,300     Synopsys, Inc. *                                    327,805
                                                             -----------
                                                             $ 1,177,317
                                                             -----------
             Data Processing & Outsourced Services - 1.5%
   3,500     Automatic Data Processing, Inc.                 $   118,510
   7,000     Electronic Data Systems Corp.                       150,150
                                                             -----------
                                                             $   268,660
                                                             -----------
             Total Software & Services                       $ 1,445,977
                                                             -----------

   The accompanying notes are an integral part of these financial statements.
12

Pioneer Core Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                           Value
             Technology Hardware & Development - 8.5%
             Communications Equipment - 2.9%
   3,000     Cisco Systems, Inc. *                           $    49,770
  23,000     Nokia Corp. (A.D.R.)                                377,890
   3,000     Qualcomm, Inc.                                      107,250
                                                             -----------
                                                             $   534,910
                                                             -----------
             Computer Hardware - 5.6%
   6,500     Dell Computer Corp. *                           $   207,740
   6,000     IBM Corp. *                                         495,000
  70,000     Sun Microsystems, Inc. *                            322,000
                                                             -----------
                                                             $ 1,024,740
                                                             -----------
             Total Technology Hardware & Development         $ 1,559,650
                                                             -----------
             Semiconductors - 6.4%
             Semiconductor Equipment - 3.4%
  17,000     Applied Materials, Inc. *                       $   269,620
   9,500     Novellus Systems, Inc. *                            347,900
                                                             -----------
                                                             $   617,520
                                                             -----------
             Semiconductors - 3.0%
  11,800     Intel Corp.                                     $   245,251
  17,100     Texas Instruments, Inc.                             300,960
                                                             -----------
                                                             $   546,211
                                                             -----------
             Total Semiconductors                            $ 1,163,731
                                                             -----------
             Telecommunication Services - 4.3%
             Integrated Telecommunication Services - 4.3%
  14,200     BellSouth Corp.                                 $   378,146
  15,900     SBC Communications, Inc.                            406,245
                                                             -----------
                                                             $   784,391
                                                             -----------
             Total Telecommunication Services                $   784,391
                                                             -----------
             TOTAL COMMON STOCKS
             (Cost $18,755,773)                              $18,016,150
                                                             -----------


   The accompanying notes are an integral part of these financial statements.

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Principal
   Amount                                                                                   Value
               TEMPORARY CASH INVESTMENT - 1.5%
               Securities Lending Collateral - 1.5%
 $273,600      Securities Lending Investment Fund, 1.21%                              $   273,600
                                                                                      -----------
               TOTAL TEMPORARY CASH INVESTMENT
               (Cost $273,600)                                                        $   273,600
                                                                                      -----------
               TOTAL INVESTMENT IN SECURITIES - 100.0%
               (Cost $19,029,373)(a)(b)(c)                                            $18,289,750
                                                                                      ===========

 *  Non-income producing security.

(a) At June 30, 2003, the net unrealized loss on investments based on cost for federal income tax purposes of $19,102,082 was as follows:

     Aggregate gross unrealized gain for all investments in which there
     is an excess of value over tax cost                                              $ 1,880,026

     Aggregate gross unrealized loss for all investments in which there
     is an excess of tax cost over value                                               (2,692,358)
                                                                                      -----------
     Net unrealized loss                                                              $  (812,332)
                                                                                      ===========
 (b) At December 31, 2002, the Fund had a net capital loss carryforward of
     $7,241,661 which will expire between 2008 and 2010, if not utilized.

 (c) The Fund elected to defer approximately $466,505 of capital losses recog-nized between November 1, 2002 and December 31, 2002 to its fiscal year ending December 31, 2003.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2003 aggregated $390,374 and $774,472, respectively.


   The accompanying notes are an integral part of these financial statements.
14

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
BALANCE SHEET 6/30/03 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $19,029,373)     $18,289,750
  Cash                                                            9,943
  Receivables -
     Investment securities sold                                  17,639
     Fund shares sold                                            39,997
     Dividends                                                   16,033
  Other                                                             350
                                                            -----------
       Total assets                                         $18,373,712
                                                            -----------
LIABILITIES:
  Payables -
     Fund shares repurchased                                $    67,831
     Collateral for securities loaned                           273,600
  Due to affiliates                                              19,012
  Accrued expenses                                               60,233
                                                            -----------
       Total liabilities                                    $   420,676
                                                            -----------
NET ASSETS:
  Paid-in capital                                           $26,808,348
  Accumulated net investment loss                               (42,468)
  Accumulated net realized loss on investments               (8,073,221)
  Net unrealized loss on investments                           (739,623)
                                                            -----------
       Total net assets                                     $17,953,036
                                                            ===========
NET ASSET VALUE PER SHARES:
  (Unlimited number of shares authorized)
  Class A (based on $7,281,152/998,466 shares)              $      7.29
                                                            ===========
  Class B (based on $6,772,987/956,047 shares)              $      7.08
                                                            ===========
  Class C (based on $3,898,897/547,739 shares)              $      7.12
                                                            ===========
MAXIMUM OFFERING PRICE:
  Class A ($7.29 [divided by] 94.25%)                       $      7.73
                                                            ===========
  Class C ($7.12 [divided by] 99.00%)                       $      7.19
                                                            ===========


   The accompanying notes are an integral part of these financial statements.

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/03

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $2,042)       $137,320
  Interest                                                       713
  Income from securities loaned, net                             453
                                                            --------
       Total investment income                                             $  138,486
                                                                           ----------
EXPENSES:
  Management fees                                           $ 63,088
  Transfer agent fees
     Class A                                                   8,214
     Class B                                                   9,072
     Class C                                                   3,769
  Distribution fees
     Class A                                                   7,998
     Class B                                                  32,054
     Class C                                                  18,737
  Custodian fees                                               6,516
  Registration fees                                           21,226
  Administration fees                                         18,596
  Professional fees                                           12,570
  Printing                                                    14,027
  Fees and expenses of nonaffiliated trustees                  3,810
  Miscellaneous                                                6,531
                                                            --------
     Total expenses                                                        $  226,208
     Less management fees waived and expenses reimbursed
       by Pioneer Investment Management, Inc.                                 (45,254)
                                                                           ----------
     Net expenses                                                          $  180,954
                                                                           ----------
       Net investment loss                                                 $  (42,468)
                                                                           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                         $ (292,346)
  Change in net unrealized gain (loss) on investments                       1,846,105
                                                                           ----------
     Net gain on investments                                               $1,553,759
                                                                           ----------
     Net increase in net assets resulting from operations                  $1,511,291
                                                                           ==========


   The accompanying notes are an integral part of these financial statements.
16

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/03 and the Year Ended 12/31/02

                                                         Six Months
                                                           Ended
                                                          6/30/03          Year Ended
                                                        (unaudited)         12/31/02
FROM OPERATIONS:
Net investment loss                                     $   (42,468)      $  (139,251)
Net realized loss on investments                           (292,346)       (1,758,273)
Change in net unrealized gain (loss) on investments       1,846,105        (3,487,882)
                                                        -----------       -----------
  Net increase (decrease) in net assets resulting
    from operations                                     $ 1,511,291       $(5,385,406)
                                                        -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $ 1,619,500       $ 5,333,754
Cost of shares repurchased                               (2,238,776)       (7,619,262)
                                                        -----------       -----------
  Net decrease in net assets resulting from fund
    share transactions                                  $  (619,276)      $(2,285,508)
                                                        -----------       -----------
  Net increase (decrease) in net assets                 $   892,015       $(7,670,914)
NET ASSETS:
Beginning of period                                      17,061,021        24,731,935
                                                        -----------       -----------
End of period (including accumulated net investment
  loss of $42,468 and $0, respectively)                 $17,953,036       $17,061,021
                                                        ===========       ===========

                              '03 Shares   '03 Amount
                              (unaudited)  (unaudited)       '02 Shares    '02 Amount
CLASS A
Shares sold                      96,950     $ 655,529          228,426     $ 1,683,229
Less shares repurchased        (101,403)     (677,875)        (328,190)     (2,495,831)
                               --------     ---------         --------     -----------
 Net decrease                    (4,453)    $ (22,346)         (99,764)    $  (812,602)
                               ========     =========         ========     ===========
CLASS B
Shares sold                      30,779     $ 203,347          276,527     $ 1,978,661
Less shares repurchased         (92,807)     (602,270)        (409,643)     (3,030,258)
                               ========     =========         ========     ===========
 Net decrease                   (62,028)    $(398,923)        (133,116)    $(1,051,597)
                               ========     =========         ========     ===========
CLASS C
Shares sold                     116,312     $ 760,624          213,233     $ 1,671,864
Less shares repurchased        (145,934)     (958,631)        (285,371)     (2,093,173)
                               ========     =========         ========     ===========
 Net decrease                   (29,622)    $(198,007)         (72,138)    $  (421,309)
                               ========     =========         ========     ===========


   The accompanying notes are an integral part of these financial statements.

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Six Months
                                                                  Ended
                                                                 6/30/03       Year Ended
                                                               (unaudited)      12/31/02
CLASS A
Net asset value, beginning of period                             $ 6.66          $  8.61
                                                                 ------          -------
Increase (decrease) from investment operations:
 Net investment loss                                             $(0.00)(a)      $ (0.02)
 Net realized and unrealized gain (loss) on investments            0.63            (1.93)
                                                                 ------          -------
 Net increase (decrease) in net asset value                      $ 0.63          $ (1.95)
                                                                 ------          -------
Net asset value, end of period                                   $ 7.29          $  6.66
                                                                 ======          =======
Total return*                                                      9.46%          (22.65)%
Ratio of net expenses to average net assets +                      1.69%**          1.75%
Ratio of net investment loss to average net assets +              (0.04)%**        (0.28)%
Portfolio turnover rate                                              15%**             6%
Net assets, end of period (in thousands)                         $7,281          $ 6,680
Ratio with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                     2.23%**          2.08%
  Net investment loss                                             (0.59)%**        (0.61)%
Ratio with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                     1.69%**          1.75%
  Net investment loss                                             (0.04)%**        (0.28)%


                                                                Year Ended     Year Ended     11/18/99 to
                                                                 12/31/01       12/31/00        12/31/99
CLASS A
Net asset value, beginning of period                              $  9.99       $ 10.55        $10.00
                                                                  -------       -------        ------
Increase (decrease) from investment operations:
 Net investment loss                                              $ (0.04)      $ (0.03)       $(0.00)(a)
 Net realized and unrealized gain (loss) on investments             (1.34)        (0.53)         0.55
                                                                  -------       -------        ------
 Net increase (decrease) in net asset value                       $ (1.38)      $ (0.56)       $ 0.55
                                                                  -------       -------        ------
Net asset value, end of period                                    $  8.61       $  9.99        $10.55
                                                                  =======       =======        ======
Total return*                                                      (13.81)%       (5.31)%        5.50%
Ratio of net expenses to average net assets +                        1.75%         1.70%         1.75%**
Ratio of net investment loss to average net assets +                (0.43)%       (0.46)%       (0.55)%**
Portfolio turnover rate                                                24%           33%            0%
Net assets, end of period (in thousands)                          $ 9,491       $10,768        $2,384
Ratio with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                       1.88%         2.08%         8.74%**
  Net investment loss                                               (0.56)%       (0.84)%       (7.54)%**
Ratio with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                       1.75%         1.66%         1.75%**
  Net investment loss                                               (0.43)%       (0.42)%       (0.55)%**

(a)  Amount rounds to less than one cent per share.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
18

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended
                                                                  6/30/03      Year Ended
                                                                (unaudited)     12/31/02
CLASS B
Net asset value, beginning of period                               $ 6.50       $  8.45
                                                                   ------       -------
Increase (decrease) from investment operations:
 Net investment loss                                               $(0.03)      $ (0.07)
 Net realized and unrealized gain (loss) on investments              0.61         (1.88)
                                                                   ------       -------
Net increase (decrease) in net asset value                         $ 0.58       $ (1.95)
                                                                   ------       -------
Net asset value, end of period                                     $ 7.08       $  6.50
                                                                   ======       =======
Total return*                                                        8.92%       (23.08)%
Ratio of net expenses to average net assets +                        2.48%**       2.45%
Ratio of net investment loss to average net assets +                (0.84)%**     (0.97)%
Portfolio turnover rate                                                15%**          6%
Net assets, end of period (in thousands)                           $6,773       $ 6,613
Ratios with no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                       3.02%**       2.78%
  Net investment loss                                               (1.37)%**     (1.30)%
Ratio with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                       2.48%**       2.45%
  Net investment loss                                               (0.84)%**     (0.97)%


                                                               Year Ended    Year Ended    11/18/99 to
                                                                12/31/01      12/31/00      12/31/99
CLASS B
Net asset value, beginning of period                             $  9.89       $ 10.52       $10.00
                                                                 -------       -------       ------
Increase (decrease) from investment operations:
 Net investment loss                                             $ (0.10)      $ (0.09)      $(0.01)
 Net realized and unrealized gain (loss) on investments            (1.34)        (0.54)        0.53
                                                                 -------       -------       ------
Net increase (decrease) in net asset value                       $ (1.44)      $ (0.63)      $ 0.52
                                                                 -------       -------       ------
Net asset value, end of period                                   $  8.45       $  9.89       $10.52
                                                                 =======       =======       ======
Total return*                                                     (14.56)%       (5.99)%       5.20%
Ratio of net expenses to average net assets +                       2.53%         2.47%        2.60%**
Ratio of net investment loss to average net assets +               (1.21)%       (1.23)%      (1.42)%**
Portfolio turnover rate                                               24%           33%           0%
Net assets, end of period (in thousands)                         $ 9,732       $10,466       $2,238
Ratios with no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                      2.66%         2.86%        8.41%**
  Net investment loss                                              (1.34)%       (1.62)%      (7.23)%**
Ratio with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                      2.51%         2.43%        2.60%**
  Net investment loss                                              (1.19)%       (1.19)%      (1.42)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Six Months
                                                                      Ended
                                                                     6/30/03      Year Ended
                                                                   (unaudited)     12/31/02
CLASS C
Net asset value, beginning of period                                  $ 6.53        $  8.48
                                                                      ------        -------
Increase (decrease) from investment operations:
 Net investment loss                                                  $(0.03)       $ (0.07)
 Net realized and unrealized gain (loss) on investments                 0.62          (1.88)
                                                                      ------        -------
Net increase (decrease) in net asset value                            $ 0.59        $ (1.95)
                                                                      ------        -------
Net asset value, end of period                                        $ 7.12        $  6.53
                                                                      ======        =======
Total return*                                                           9.04%        (23.00)%
Ratio of net expenses to average net assets +                           2.40%**        2.35%
Ratio of net investment loss to average net assets +                   (0.76)%**      (0.88)%
Portfolio turnover rate                                                   15%**           6%
Net assets, end of period (in thousands)                              $3,899        $ 3,768
Ratios with no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                          2.94%**        2.69%
  Net investment loss                                                  (1.30)%**      (1.22)%
Ratio with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                          2.40%**        2.35%
  Net investment loss                                                  (0.76)%**      (0.88)%


                                                                 Year Ended    Year Ended     11/19/99 to
                                                                  12/31/01      12/31/00       12/31/99
CLASS C
Net asset value, beginning of period                               $  9.91       $10.54         $10.00
                                                                   -------       ------         ------
Increase (decrease) from investment operations:
 Net investment loss                                               $ (0.11)      $(0.08)        $(0.01)
 Net realized and unrealized gain (loss) on investments              (1.32)       (0.55)          0.55
                                                                   -------       ------         ------
Net increase (decrease) in net asset value                         $ (1.43)      $(0.63)        $ 0.54
                                                                   -------       ------         ------
Net asset value, end of period                                     $  8.48       $ 9.91         $10.54
                                                                   =======       ======         ======
Total return*                                                       (14.43)%      (5.98)%         5.40%
Ratio of net expenses to average net assets +                         2.45%        2.40%          2.25%**
Ratio of net investment loss to average net assets +                 (1.12)%      (1.17)%        (1.06)%**
Portfolio turnover rate                                                 24%          33%             0%
Net assets, end of period (in thousands)                           $ 5,508       $6,756         $  924
Ratios with no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                        2.57%        2.76%          8.67%**
  Net investment loss                                                (1.24)%      (1.53)%        (7.48)%**
Ratio with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                        2.44%        2.35%          2.25%**
  Net investment loss                                                (1.11)%      (1.12)%        (1.06)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
20

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Core Equity Fund (the Fund), formerly known as Pioneer Tax Managed Fund, is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on August 3, 1999 and commenced operations on November 18, 1999. Prior to November 18, 1999, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The investment objectives of the Fund is to seek long-term capital growth by investing primarily in domestic equity securities.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation,

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

     or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions

Pioneer Core Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. There were no distributions paid during the year ended December 31, 2002.

     The following shows components of distributable earnings on a federal income tax basis at December 31, 2002. These amounts do not include the capital loss carryforward.

--------------------------------------------------------------------------------
                                                                    2002
--------------------------------------------------------------------------------
  Undistributed ordinary income                                 $         -
  Undistributed long-term gain                                            -
  Unrealized depreciation                                        (2,658,437)
                                                                -----------
  Total                                                         $(2,658,437)
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized depre ciation is attributable to the tax deferral of losses on wash sales.

D.   Fund Shares

     The Fund records sales and repurchases of its shares on trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $2,086 in underwriting commissions on the sale of Fund shares during the six months ended June 30, 2003.

E.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unreal-

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

     ized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreements. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, the Fund's investment adviser, manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.75% of the

Pioneer Core Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Fund's average daily net assets up to $1 billion and 0.70% of the excess over $1 billion.

PIM has contractually agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares. Effective June 16, 2003, PIM has further agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.15% of the average daily net assets attributable to Class A shares. This additional waiver/subsidy is voluntary and may be revised or terminated at any time by PIM. The portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2003, $3,083 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $4,857 in transfer agent fees payable to PIMSS at June 30, 2003.

4. Distribution Plans

The Fund adopted Plans of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $11,072 in distribution fees payable to PFD at June 30, 2003.

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2003, CDSCs in the amount of $8,312 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain directed brokerage and expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended June 30, 2003, the Fund's expenses were not reduced under such arrangements.

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President*
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood*                          Joseph P. Barri, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

*Mr. Hood was elected Trustee and Executive Vice President on June 3, 2003.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available on our web site www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*

For anyone under age 70 1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*

A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*

Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*

The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

    Most retirement plan withdrawals must meet specific conditions to avoid penalties.

Pioneer Core Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(b) Plan*

Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA

The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan

Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan

Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)

Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan

Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.


     Most retirement plan withdrawals must meet specific conditions to avoid penalties.

Pioneer Core Equity Fund
--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest.

      U.S. Equity                          Fixed Income
      Pioneer Fund                         Pioneer America Income Trust
      Pioneer Balanced Fund                Pioneer Bond Fund
      Pioneer Equity Income Fund           Pioneer High Yield Fund
      Pioneer Core Equity Fund             Pioneer Strategic Income Fund
      Pioneer Growth Shares                Pioneer Tax Free Income Fund
      Pioneer Mid Cap Growth Fund
      Pioneer Mid Cap Value Fund           Money Market
      Pioneer Real Estate Shares           Pioneer Cash Reserves Fund*
      Pioneer Small Cap Value Fund
      Pioneer Small Company Fund
      Pioneer Stable Value Fund
      Pioneer Value Fund

      International/Global Equity
      Pioneer Emerging Markets Fund
      Pioneer Europe Select Fund
      Pioneer Europe Fund
      Pioneer International Equity Fund
      Pioneer International Value Fund


* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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                           This page for your notes.

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                           This page for your notes.

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                           This page for your notes.

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                      ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                       www.pioneerfunds.com

This report must be preceded or accompanied by a current
Fund prospectus.

[PIONEER LOGO]
Investments(R)
Pioneer Investment Management, Inc.
60 State Street                                                    13707-00-0803
Boston, Massachusetts 02109              (C)2003 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these
controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to
the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Core Equity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.